Commitments and Contingencies - Summary of Future minimum lease payments (Details)	Sep. 30, 2022 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	$ 33,469
2023	145,836
2024	150,095
2025	114,966
Total lease payment	444,366
Less: imputed interest	70,298
Present value of operating lease liabilities	$ 374,068